Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
NOTE 8—ACCRUED LIABILITIES
As of September 30, 2020 and December 31, 2019, accrued liabilities consisted of the following (in millions):

	September 30, 2020	December 31, 2019
Interest costs and related debt fees	$160	$186
Accrued natural gas purchases	212	325
Liquefaction Project costs	54	116
Other accrued liabilities	4	2

Total accrued liabilities	$430	$629

NOTE 9—ACCRUED LIABILITIES
As of December 31, 2019 and 2018, accrued liabilities consisted of the following (in millions):

	December 31,
	2019	2018
Interest costs and related debt fees	$186	$186
Accrued natural gas purchases	325	518
Liquefaction Project costs	116	64
Other accrued liabilities	2	—

Total accrued liabilities	$629	$768